CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands		Common stock shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit Unrestricted CNY (¥)	Accumulated Deficit Unrestricted USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Sep. 30, 2021			¥ 539,315,000		¥ (650,633,000)		¥ (23,221,000)		¥ (6,133,000)		¥ (44,926,000)		¥ (185,598,000)
Beginning balance (in shares) at Sep. 30, 2021 | shares	[1]	5,773,094
Net income for the year					(6,265,000)						8,590,000		2,325,000
Exercise of share option			566,000										566,000
Exercise of share option (in shares) | shares	[1]	16,510
Share-based compensation expense			1,038,000										1,038,000
Business disposal											(2,434,000)		(2,434,000)
Issuance of common shares			11,014,000										11,014,000
Issuance of common shares (in shares) | shares	[1]	201,000
Translation adjustments					447,000								447,000
Ending balance at Sep. 30, 2022			551,933,000		(656,898,000)		(22,774,000)		(6,133,000)		(38,770,000)		(172,642,000)
Ending balance (in shares) at Sep. 30, 2022 | shares	[1]	5,990,604
Net income for the year					55,332,000						7,337,000		62,669,000
Capital contribution											10,475,000		10,480,000	$ 1,460
Exercise of share option			599,000										599,000
Exercise of share option (in shares) | shares	[1]	10,503
Share-based compensation expense			1,163,000										1,163,000
Business disposal											(2,704,000)		(2,704,000)
Dividend											(200,000)		(200,000)
Issuance of common shares			19,594,000										19,594,000
Issuance of common shares (in shares) | shares	[1]	320,000
Translation adjustments							(214,000)						(214,000)
Ending balance at Sep. 30, 2023			573,289,000		(601,566,000)		(22,988,000)		(6,133,000)		(23,862,000)		(81,260,000)
Ending balance (in shares) at Sep. 30, 2023 | shares	[1]	6,321,107
Net income for the year					20,712,000						(2,034,000)		18,678,000	2,665
Capital contribution											10,000		10,000	1,427
Share-based compensation expense			297,000										297,000
Dividend											(1,422,000)		(1,422,000)
Issuance of common shares			4,926,000										4,926,000
Issuance of common shares (in shares) | shares	[1]	240,000
Translation adjustments							172,000						172,000	25
Ending balance at Sep. 30, 2024			¥ 578,512,000	$ 82,557	¥ (580,854,000)	$ (82,892)	¥ (22,816,000)	$ (3,256)	¥ (6,133,000)	$ (875)	¥ (27,308,000)	$ (3,897)	¥ (58,599,000)	$ (8,363)
Ending balance (in shares) at Sep. 30, 2024 | shares	[1]	6,561,107

[1]	Retrospectively restated for effect of reverse stock split